Schedule of Investments (unaudited) September 30, 2020	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
Ansell Ltd.	523,473	$13,925,729
Sonic Healthcare Ltd	726,546	17,253,422

		31,179,151

Canada — 8.2%
Rogers Communications, Inc., Class B	434,250	17,225,853
TELUS Corp.	2,001,769	35,223,197

		52,449,050

Denmark — 4.0%
Novo Nordisk A/S, Class B	369,975	25,633,562

Finland — 3.0%
Kone OYJ, Class B	218,918	19,221,751

France — 8.5%
Sanofi	357,657	35,841,457
Schneider Electric SE	148,032	18,400,212

		54,241,669

Germany — 3.7%
Deutsche Post AG, Registered Shares	515,086	23,372,314

India — 0.2%
Jasper Infotech Private Ltd., (Acquired 08/08/15, Cost: $3,948,600)(a)(b)	5,300	1,276,664

Netherlands — 7.2%
Heineken NV	291,574	25,957,896
Koninklijke Philips NV(c)	421,769	19,915,557

		45,873,453

Singapore — 4.4%
DBS Group Holdings Ltd.	1,013,900	14,905,689
United Overseas Bank Ltd.	916,400	12,909,501

		27,815,190

Sweden — 2.9%
Tele2 AB, Class B	1,323,966	18,666,511

Switzerland — 13.8%
Nestle SA, Registered Shares	266,217	31,683,009
Novartis AG, Registered Shares	445,973	38,721,299
SGS SA, Registered Shares	6,718	18,003,148

		88,407,456

Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,928,000	29,004,960

United Kingdom — 32.7%
Amcor PLC	1,416,141	15,665,272
AstraZeneca PLC	149,595	16,345,409
BAE Systems PLC	4,436,901	27,555,407

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	717,913	$25,752,454
Diageo PLC	706,878	24,280,323
GlaxoSmithKline PLC	868,291	16,278,274
Reckitt Benckiser Group PLC	201,128	19,611,033
RELX PLC	1,133,320	25,230,232
Unilever PLC	618,912	38,157,872

		208,876,276

Total Common Stocks — 98.0% (Cost: $550,886,292)		626,018,007

Preferred Securities

Preferred Stocks — 0.6%

China — 0.6%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, Cost: $2,106,332)(a)(b)	76,800	3,761,664

Total Preferred Securities — 0.6% (Cost: $2,106,332)		3,761,664

Total Long-Term Investments — 98.6% (Cost: $552,992,624)		629,779,671

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e)	295,660	295,660

Total Short-Term Securities — 0.1% (Cost: $295,660)		295,660

Total Investments Before Options Written — 98.7% (Cost: $553,288,284)		630,075,331

Options Written — (0.8)% (Premiums Received: $(6,116,155))		(5,046,112)

Total Investments, Net of Options Written — 97.9% (Cost: $547,172,129)		625,029,219

Other Assets Less Liabilities — 2.1%		13,463,601

Net Assets — 100.0%		$638,492,820

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,038,328, representing 0.79% of its net assets as of period end, and an original cost of $6,054,932.

(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$17,518,842	$—	$(17,223,182	)(a)	$—	$—	$295,660	295,660	$232,050	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced International Dividend Trust (BGY)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rogers Communications, Inc., Class B	144	10/09/20	CAD	55.50	CAD	761	$(973)
Rogers Communications, Inc., Class B	1,066	10/16/20	CAD	58.00	CAD	5,631	(2,402)
TELUS Corp.	2,630	10/16/20	CAD	25.00	CAD	6,162	(7,901)
Rogers Communications, Inc., Class B	744	11/20/20	CAD	56.00	CAD	3,930	(51,125)
TELUS Corp.	3,507	11/20/20	CAD	24.00	CAD	8,217	(77,696)

							$(140,097)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	Goldman Sachs International	441,000	10/07/20	GBP	5.52	GBP	2,123	$(11)
British American Tobacco PLC	UBS AG	100,200	10/07/20	GBP	26.38	GBP	2,786	(183,221)
DBS Group Holdings Ltd.	Goldman Sachs International	64,300	10/07/20	SGD	21.27	SGD	1,290	(26)
Diageo PLC	UBS AG	62,200	10/07/20	GBP	29.45	GBP	1,656	(39)
GlaxoSmithKline PLC	Credit Suisse International	360,300	10/07/20	GBP	15.81	GBP	5,235	(657)
Koninklijke Philips NV	Goldman Sachs International	34,600	10/07/20	EUR	46.86	EUR	1,393	(2)
Novartis AG, Registered Shares	UBS AG	63,300	10/07/20	CHF	79.95	CHF	5,062	(62,293)
Novo Nordisk A/S, Class B	Goldman Sachs International	53,700	10/07/20	DKK	429.11	DKK	23,625	(107,446)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	110,700	10/07/20	SGD	19.34	SGD	2,129	(13,225)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	328,000	10/08/20	USD	455.26	USD	142,912	(9,489)
Sanofi	Barclays Bank PLC	62,500	10/15/20	EUR	90.53	EUR	5,342	(16,239)
Ansell Ltd.	Morgan Stanley & Co. International PLC	59,800	10/20/20	AUD	39.43	AUD	2,221	(9,488)
Diageo PLC	Barclays Bank PLC	158,800	10/20/20	GBP	25.55	GBP	4,227	(291,725)
Heineken NV	UBS AG	55,900	10/20/20	EUR	79.10	EUR	4,245	(38,628)
Koninklijke Philips NV	Credit Suisse International	85,900	10/20/20	EUR	42.31	EUR	3,460	(26,640)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	144,000	10/20/20	AUD	33.13	AUD	4,774	(85,698)
Amcor PLC	Goldman Sachs International	301,200	10/21/20	AUD	15.47	AUD	4,652	(72,805)
BAE Systems PLC	Morgan Stanley & Co. International PLC	592,000	10/21/20	GBP	5.29	GBP	2,849	(8,382)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	5,800	10/21/20	EUR	71.98	EUR	434	(24,194)
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	36,000	10/21/20	GBP	73.93	GBP	2,720	(117,600)
RELX PLC	UBS AG	239,400	10/21/20	EUR	19.88	EUR	4,546	(46,803)
Tele2 AB, Class B	UBS AG	199,900	10/21/20	SEK	125.27	SEK	25,241	(40,626)
United Overseas Bank Ltd.	UBS AG	50,400	10/21/20	SGD	19.73	SGD	969	(6,027)
AstraZeneca PLC	Barclays Bank PLC	50,100	10/22/20	GBP	84.37	GBP	4,242	(180,342)
British American Tobacco PLC	Barclays Bank PLC	97,000	10/22/20	GBP	27.39	GBP	2,697	(89,992)
DBS Group Holdings Ltd.	Goldman Sachs International	145,300	10/22/20	SGD	20.66	SGD	2,916	(17,527)
Digital Power Corp.	Morgan Stanley & Co. International PLC	97,100	10/22/20	EUR	39.75	EUR	3,758	(74,089)
Novartis AG, Registered Shares	Credit Suisse International	44,500	10/22/20	CHF	81.75	CHF	3,559	(35,400)
Sanofi	Credit Suisse International	39,900	10/22/20	EUR	88.96	EUR	3,410	(35,773)
Nestle SA, Registered Shares	Credit Suisse International	52,400	10/23/20	CHF	110.59	CHF	5,744	(72,507)
Ansell Ltd.	Morgan Stanley & Co. International PLC	70,900	10/27/20	AUD	37.11	AUD	2,633	(60,284)
Schneider Electric SE	Citibank N.A.	10,500	10/27/20	EUR	104.91	EUR	1,113	(41,488)
SGS SA, Registered Shares	Goldman Sachs International	1,700	10/27/20	CHF	2,450.02	CHF	4,196	(122,870)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	145,800	10/27/20	AUD	32.29	AUD	4,834	(153,566)
Unilever PLC	Goldman Sachs International	38,100	10/27/20	GBP	49.49	GBP	1,820	(23,189)
United Overseas Bank Ltd.	Goldman Sachs International	59,600	10/27/20	SGD	19.08	SGD	1,146	(20,752)
Amcor PLC	Morgan Stanley & Co. International PLC	336,000	10/28/20	AUD	15.51	AUD	5,189	(90,815)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	9,800	10/28/20	EUR	74.62	EUR	734	(25,912)
Reckitt Benckiser Group PLC	Goldman Sachs International	51,000	10/28/20	GBP	77.18	GBP	3,854	(87,925)
Ansell Ltd.	JPMorgan Chase Bank N.A.	56,400	11/04/20	AUD	38.52	AUD	2,095	(28,655)
Ansell Ltd.	Morgan Stanley & Co. International PLC	62,500	11/04/20	AUD	38.03	AUD	2,321	(40,751)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	32,100	11/04/20	GBP	87.93	GBP	2,718	(100,212)
BAE Systems PLC	Credit Suisse International	209,000	11/04/20	GBP	5.15	GBP	1,006	(11,062)
British American Tobacco PLC	UBS AG	54,000	11/04/20	GBP	28.86	GBP	1,501	(30,048)
DBS Group Holdings Ltd.	UBS AG	145,300	11/04/20	SGD	19.97	SGD	2,916	(57,095)
Diageo PLC	UBS AG	20,600	11/04/20	GBP	25.93	GBP	548	(34,594)
Heico Corp.	Goldman Sachs International	29,000	11/04/20	EUR	78.29	EUR	2,202	(47,765)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Novartis AG, Registered Shares	UBS AG	92,800	11/04/20	CHF	83.30	CHF	7,421	$(97,147)
Novo Nordisk A/S, Class B	UBS AG	68,000	11/04/20	DKK	445.94	DKK	29,917	(86,321)
RELX PLC	Goldman Sachs International	116,500	11/04/20	EUR	19.67	EUR	2,212	(45,690)
Sanofi	Goldman Sachs International	55,800	11/04/20	EUR	89.50	EUR	4,769	(54,227)
SGS SA, Registered Shares	Goldman Sachs International	1,900	11/04/20	CHF	2,490.99	CHF	4,690	(108,670)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	109,800	11/04/20	AUD	34.76	AUD	3,640	(34,876)
Tele2 AB, Class B	Credit Suisse International	268,000	11/04/20	SEK	127.27	SEK	33,840	(36,510)
Unilever PLC	Barclays Bank PLC	69,800	11/04/20	GBP	48.75	GBP	3,335	(76,312)
Novo Nordisk A/S, Class B	Barclays Bank PLC	81,700	11/06/20	DKK	443.21	DKK	35,944	(161,319)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	732,000	11/06/20	USD	461.96	USD	318,937	(167,218)
Tele2 AB, Class B	UBS AG	81,600	11/06/20	SEK	127.60	SEK	10,303	(11,276)
GlaxoSmithKline PLC	Goldman Sachs International	30,500	11/10/20	GBP	14.98	GBP	443	(12,170)
Kone OYJ, Class B	Barclays Bank PLC	42,100	11/10/20	EUR	77.38	EUR	3,153	(74,113)
Koninklijke Philips NV	Credit Suisse International	59,900	11/10/20	EUR	41.72	EUR	2,412	(64,610)
Nestle SA, Registered Shares	UBS AG	67,300	11/10/20	CHF	111.99	CHF	7,377	(95,133)
Reckitt Benckiser Group PLC	Goldman Sachs International	23,700	11/10/20	GBP	77.47	GBP	1,791	(49,984)
RELX PLC	Goldman Sachs International	40,700	11/10/20	EUR	19.60	EUR	773	(19,256)
Unilever PLC	Barclays Bank PLC	161,000	11/10/20	GBP	48.71	GBP	7,693	(197,897)
BAE Systems PLC	Credit Suisse International	310,000	11/12/20	GBP	4.94	GBP	1,492	(42,801)
Deutsche Post AG, Registered Shares	UBS AG	185,000	11/12/20	EUR	40.07	EUR	7,160	(217,684)
Schneider Electric SE	Morgan Stanley & Co. International PLC	71,000	11/12/20	EUR	109.23	EUR	7,527	(218,066)
United Overseas Bank Ltd.	UBS AG	100,000	11/12/20	SGD	19.33	SGD	1,923	(21,438)
Heineken NV	Morgan Stanley & Co. International PLC	46,300	11/18/20	EUR	78.57	EUR	3,516	(102,988)
Tele2 AB, Class B	Credit Suisse International	100,000	11/18/20	SEK	127.01	SEK	12,627	(16,660)
Ansell Ltd.	Morgan Stanley & Co. International PLC	38,400	11/19/20	AUD	38.59	AUD	1,426	(26,794)
Kone OYJ, Class B	UBS AG	62,800	11/19/20	EUR	77.31	EUR	4,703	(130,428)
TELUS Corp.	Citibank N.A.	287,000	11/30/20	CAD	24.00	CAD	6,724	(92,550)

								$(4,906,015)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$31,179,151	$—	$31,179,151
Canada	52,449,050	—	—	52,449,050
Denmark	—	25,633,562	—	25,633,562
Finland	—	19,221,751	—	19,221,751
France	—	54,241,669	—	54,241,669
Germany	—	23,372,314	—	23,372,314
India	—	—	1,276,664	1,276,664
Netherlands	—	45,873,453	—	45,873,453
Singapore	—	27,815,190	—	27,815,190
Sweden	—	18,666,511	—	18,666,511
Switzerland	—	88,407,456	—	88,407,456
Taiwan	—	29,004,960	—	29,004,960
United Kingdom	—	208,876,276	—	208,876,276
Preferred Securities
Preferred Stocks	—	—	3,761,664	3,761,664
Short-Term Securities
Money Market Funds	295,660	—	—	295,660

	$52,744,710	$572,292,293	$5,038,328	$630,075,331

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(140,097)	$(4,906,015)	$—	$(5,046,112)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

OTC	Over-the-Counter

4